Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Placement [Abstract]
Private Placement
NOTE
4-PRIVATE
PLACEMENT
The Sponsor purchased an aggregate of 11,733,333 private placement warrants at a price of $1.50 per private placement warrant, for an aggregate purchase price of $17,600,000, from the Company in a private placement that closed simultaneously with the closing of the Initial Public Offering. Each private placement warrant entitles the holder to purchase one Class A Ordinary Share at $11.50 per share, subject to adjustment (see Note 9). A portion of the proceeds from the sale of the private placement warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account (see Note 6). If the Company does not complete a Business Combination within the Completion Window, the proceeds from the sale of the private placement warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the private placement warrants will expire worthless.

Note
4-Private
Placement
The Sponsor purchased an aggregate of 11,733,333 private placement warrants at a price of $1.50 per private placement warrant, for an aggregate purchase price of $17,600,000, from the Company in a private placement that closed simultaneously with the closing of the initial public offering. Each private placement warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share, subject to adjustment (see Note 9). A portion of the proceeds from the sale of the private placement warrants were added to the net proceeds from the initial public offering held in the Trust Account (see Note 6). If the Company does not complete a Business Combination within the Completion Window, the proceeds from the sale of the private placement warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the private placement warrants will expire worthless.